5. Property Plant and Equipment, net (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Accumulated depreciation		$ (370,376)	$ (309,975)
Property and equipment, net	$ 152,577	165,035	441,141
Computer and Technology Equipment [Member]
Property and equipment, gross		87,300	61,910
Furniture and Fixtures [Member]
Property and equipment, gross		42,518	30,162
Leasehold Improvements [Member]
Property and equipment, gross		164,072	143,215
Vehicles [Member]
Property and equipment, gross		57,414	132,875
Software [Member]
Property and equipment, gross		142,721	233,783
Research and Development Assets [Member]
Property and equipment, gross		3,031	84,031
Other Equipment [Member]
Property and equipment, gross		$ 38,355	$ 65,140